Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Leases	A summary of supplemental information related to operating leases as of December 31, 2023 is as follows.
Operating lease ROU assets	$3,309

Operating lease liabilities-current	$3,309
Total operating lease liabilities	$3,309

Weighted average remaining lease term	1.0 year
Weighted average discount rate	4.8%

Schedule of Maturity of Lease Liabilities	The following table represents the maturity of lease liabilities as of December 31, 2023.
12 months ending December 31,
2024	3,382
Total lease payments	3,382
Less: interest	(73)
Present value of lease liabilities	$3,309